Analysis of replacement cost profit (loss) before interest and tax and reconciliation to profit (loss) before taxation (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of operating segments [line items]
Replacement Cost Profit (Loss) Before Interest And Taxation, Before Adjustments	$ 9,811	$ 4,580	$ 14,117	$ 8,807
Replacement Cost Profit (Loss) Before Interest And Taxation	9,811	4,610	14,138	8,850
Profit (loss) from operating activities	8,941	4,056	17,427	8,455
Finance costs	1,175	1,229	2,350	2,550
Interest Income (Expense) Relating To Pensions And Other Post-Retirement Benefits	(55)	(56)	(109)	(108)
Profit (loss) before tax	7,821	2,883	15,186	6,013
UNITED STATES
Disclosure of operating segments [line items]
Replacement Cost Profit (Loss) Before Interest And Taxation	3,727	1,417	5,248	2,950
Non-US
Disclosure of operating segments [line items]
Replacement Cost Profit (Loss) Before Interest And Taxation	6,084	3,193	8,890	5,900
gas & low carbon energy
Disclosure of operating segments [line items]
Inventory Holding Gains (Losses)	0	0	0	0
oil production & operations
Disclosure of operating segments [line items]
Inventory Holding Gains (Losses)	(1)	(2)	6	5
customers & products
Disclosure of operating segments [line items]
Inventory Holding Gains (Losses)	(869)	(552)	3,283	(400)
Operating segments [member] | gas & low carbon energy
Disclosure of operating segments [line items]
Replacement Cost Profit (Loss) Before Interest And Taxation, Before Adjustments	1,564	1,047	2,618	2,405
Operating segments [member] | oil production & operations
Disclosure of operating segments [line items]
Replacement Cost Profit (Loss) Before Interest And Taxation, Before Adjustments	3,397	1,916	5,052	4,704
Operating segments [member] | customers & products
Disclosure of operating segments [line items]
Replacement Cost Profit (Loss) Before Interest And Taxation, Before Adjustments	5,100	972	7,552	1,075
Other Business And Corporate, Non-Segment | Other Business And Corporate, Non-Segment
Disclosure of operating segments [line items]
Replacement Cost Profit (Loss) Before Interest And Taxation, Before Adjustments	(250)	645	(1,105)	623
Consolidation adjustments and eliminations
Disclosure of operating segments [line items]
Consolidation adjustment - UPII	$ 0	$ 30	$ 21	$ 43